Expense Example, No Redemption - First Trust Multi Income Allocation Portfolio	I 1 Year	I 3 Years	I 5 Years	I 10 Years	II 1 Year	II 3 Years	II 5 Years	II 10 Years
USD ($)	112	549	1,011	2,294	87	465	869	1,998